Consolidated Statements of Changes in Stockholders Equity	Common Stock USD ($) shares	Common Stock UYI shares	Additional paid-in capital USD ($)	Statutory Reserve USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (loss) USD ($)	Total Farmmi, Inc.'s Stockholders' Equity USD ($)	Non-Controlling Interest USD ($)	USD ($) shares
Balance at Sep. 30, 2018 | $	$ 11,932		$ 11,322,819	$ 229,512	$ 6,996,837	$ (222,830)	$ 18,338,270	$ 875,372	$ 19,213,642
Balance (in shares) at Sep. 30, 2018	11,932,000	11,932,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for convertible notes redemption | $	$ 658		1,949,434	0	0	0	1,950,092	0	1,950,092
Issuance of common shares for convertible notes redemption (in shares)	657,857	657,857
Beneficial conversion feature associated with convertible notes	$ 0	UYI 0	670,618	0	0	0	670,618	0	670,618
Issuance of warrants associated with convertible notes	0	0	1,819,996	0	0	0	1,819,996	0	1,819,996
Foreign currency translation gain	0	0	0	0	0	(973,036)	(973,036)	(32,757)	(1,005,793)
Net loss	0	0	0	0	(307,437)	0	(307,437)	(3,567)	(311,004)
Statutory reserve	0	UYI 0	0	368,016	(368,016)	0	0	0	0
Balance at Sep. 30, 2019 | $	$ 12,590		15,762,867	597,528	6,321,384	(1,195,866)	21,498,503	839,048	22,337,551
Balance (in shares) at Sep. 30, 2019	12,589,857	12,589,857
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for convertible notes redemption | $	$ 7,928		4,572,361	0	0	0	4,580,289	0	4,580,289
Issuance of common shares for convertible notes redemption (in shares)	7,927,846	7,927,846
Foreign currency translation gain	$ 0	UYI 0	0	0	0	1,382,778	1,382,778	41,084	1,423,862
Net loss	0	0	0	0	823,606	0	823,606	(10,151)	813,455
Statutory reserve	0	UYI 0	0	374,564	(374,564)	0	0	0	0
Balance at Sep. 30, 2020 | $	$ 20,518		20,335,228	972,092	6,770,426	186,912	28,285,176	869,981	29,155,157
Balance (in shares) at Sep. 30, 2020	20,517,703	20,517,703
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expenses | $	$ 597		1,260,077	0	0	0	1,260,674	0	1,260,674
Share-based compensation expenses (in shares)	596,600	596,600
Issuance of common shares and warrants, net | $	$ 261,552		125,748,986	0	0	0	126,010,538	0	$ 126,010,538
Issuance of common shares and warrants, net (in shares)	261,551,603	261,551,603
Issuance of common shares, net (in shares)									7,439,886
Foreign currency translation gain	$ 0	UYI 0	0	0	0	1,942,060	1,942,060	48,501	$ 1,990,561
Warrants exercised for cash | $	$ 275,114		(256,064)	0	0	0	19,050	0	$ 19,050
Warrants exercised for cash (in shares)	275,114,477	275,114,477							275,150,000
Net loss	$ 0	UYI 0	0	0	2,358,414	0	2,358,414	(1,976)	$ 2,356,438
Statutory reserve	0	UYI 0	0	1,463	(1,463)	0	0	0	0
Balance at Sep. 30, 2021 | $	$ 557,781		$ 147,088,227	$ 973,555	$ 9,127,377	$ 2,128,972	$ 159,875,912	$ 916,506	$ 160,792,418
Balance (in shares) at Sep. 30, 2021	557,780,383	557,780,383